Segment Information - Premiums and Deposits by Geographic Location (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Premiums and Annuity Deposits	$ 9,258	$ 4,313	$ 3,161
United States
Segment Reporting Information [Line Items]
Premiums and Annuity Deposits	5,617	3,097	2,810
Bermuda
Segment Reporting Information [Line Items]
Premiums and Annuity Deposits	3,429	1,135	351
Germany
Segment Reporting Information [Line Items]
Premiums and Annuity Deposits	$ 212	$ 81	$ 0